Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income by Function
Net sales	$ 2,656,878,395	$ 2,216,732,593	$ 1,698,281,237
Cost of sales	(1,628,701,823)	(1,375,392,773)	(1,022,498,659)
Gross Profit	1,028,176,572	841,339,820	675,782,578
Other income	2,497,520	1,337,878	8,356,298
Distribution expenses	(253,514,676)	(199,952,373)	(152,532,018)
Administrative expenses	(429,517,716)	(348,949,863)	(283,638,935)
Other expenses	(886,331)	(15,211,790)	(17,430,256)
Other (loss) gains	(24,983,899)		287
Financial income	39,722,410	7,791,869	14,945,879
Financial expenses	(59,547,953)	(52,992,456)	(54,772,837)
Share of profit of investments in associates and joint ventures accounted for using the equity method	1,409,069	3,093,102	2,228,763
Foreign exchange differences	(11,607,728)	(5,508,311)	(3,088,278)
Income by indexation units	(58,943,643)	(27,738,888)	(11,828,762)
Net income before income taxes	232,803,625	203,208,988	178,022,719
Income tax expense	(104,344,638)	(46,177,320)	(54,905,399)
Net income	128,458,987	157,031,668	123,117,320
Net income attributable to
Owners of the parent	125,497,642	154,698,150	121,999,805
Non-controlling interests	2,961,345	2,333,518	1,117,515
Net income	$ 128,458,987	$ 157,031,668	$ 123,117,320
Series A Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	$ 126.27	$ 155.65	$ 122.75
Earnings per share, diluted	126.27	155.65	122.75
Series B Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	138.89	171.21	135.02
Earnings per share, diluted	$ 138.89	$ 171.21	$ 135.02